Average Annual Total Returns - Class I2 - Transamerica Sustainable Equity Income	I2 1 Year	I2 5 Years	I2 Since Inception	I2 Inception Date	I2 Return After Taxes on Distributions 1 Year	I2 Return After Taxes on Distributions 5 Years	I2 Return After Taxes on Distributions Since Inception	I2 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	I2 Return After Taxes on Distributions and Sale of Fund Shares 5 Years	I2 Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 1 Year		Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 5 Years		Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(7.54%)	6.03%	8.04%	Jan. 04, 2013	(8.12%)	3.18%	5.40%	(4.20%)	4.55%	6.16%	2.80%	[1]	9.74%	[1]	10.67%	[1]

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